Share-based Compensation	12 Months Ended
Jul. 31, 2020
Stock Options And Restricted Share Units [Abstract]
Share-based Compensation

22. Share-based Compensation

Omnibus Plan

The Company has a share option plan (the "Former Plan"), adopted in July 2017, that was administered by the Board of Directors who established exercise prices and expiry dates. Expiry dates are up to 10 years from issuance, as determined by the Board of Directors at the time of issuance. On June 28, 2018, the Board of Directors put forth a new share option plan (the "Omnibus Plan") which was approved by shareholders on August 28, 2019. Unless otherwise determined by the Board of Directors, options issued under both the Former Plan and Omnibus Plan vest over a three-year period. The maximum number of common shares reserved for issuance for options that may be granted under the Omnibus Plan is 10% of the issued and outstanding common shares or 48,246,574 common shares as at July 31, 2020 (July 31, 2019 - 25,698,175). The Omnibus plan is subject to cash and equity settlement, the Former Plan and Newstrike plan are subject to equity settlements. Options issued prior to July 2018 under the outgoing plan and the options assumed through the acquisition of Newstrike do not contribute to the available option pool reserved for issuance. As of July 31, 2020, the Company had 25,288,328 issued and outstanding under the Omnibus Plan, 4,305,048 issued and outstanding under the Former Plan and 421,327 issued and outstanding under the assumed Newstrike plan.

Stock Options

The following table summarizes stock option activity during the year ended July 31, 2020 and the year ended July 31, 2019.

	July 31, 2020		July 31, 2019
	Number of	Weighted average	Number of	Weighted average
	options	exercise price	options	exercise price
Opening balance	24,288,919	$5.87	14,388,066	$3.02
Granted	11,946,027	1.62	12,693,118	7.27
Acquired and reissued through acquisition[1]	—	—	2,002,365	9.49
Forfeited	(4,582,440)	5.55	(1,226,763)	6.33
Expired	(1,521,271)	9.16	—	—
Exercised	(116,532)	1.15	(3,567,867)	1.20
Closing balance	30,014,703	$4.07	24,288,919	$5.87

[1] Stock options acquired and reissued on May 24, 2019, via the acquisition of Newstrike.

The following table summarizes the stock option grants during the years ended July 31, 2020 and July 31, 2019.

		Options granted
Grant date	Exercise price ($)	Executive and directors	Non-executive employees	Total	Vesting terms	Expiry period
September 17, 2018	7.93	650,000	523,500	1,173,500	Terms A	10 years
November 22, 2018	5.92	—	440,000	440,000	Terms A	10 years
December 17, 2018	5.09	74,000	227,500	301,500	Terms A, C	10 years
February 19, 2019	7.13	615,000	626,000	1,241,000	Terms A	10 years
February 21, 2019	7.46	3,333,333	—	3,333,333	Terms D	10 years
March 20, 2019	8.50	325,000	1,077,500	1,402,500	Terms A	10 years
April 17, 2019	8.24	—	1,132,500	1,132,500	Terms A	10 years
July 18, 2019	6.54	650,000	2,768,785	3,418,785	Terms A	10 years
July 26, 2019	5.88	250,000	—	250,000	Terms A	10 years
Total		5,897,333	6,795,785	12,693,118
October 29, 2019	3.30	829,034	2,732,277	3,561,311	Terms B	10 years
January 29, 2020	1.80	—	293,021	293,021	Terms B	10 years
April 28, 2020	0.69	900,000	2,565,322	3,465,322	Terms B	10 years
June 26, 2020	1.02	3,055,025	732,410	3,787,435	Terms B	10 years
July 28, 2020	0.96	—	838,938	838,938	Terms B	10 years
Total		4,784,059	7,161,968	11,946,027

Vesting terms A - One-third of the options will vest on the one-year anniversary of the date of grant and the balance will vest quarterly over two years thereafter.

Vesting terms B - One-third of the options will vest on each of the one-year anniversaries of the date of grant over a three-year period.

Vesting terms C - 54,000 of the options granted to a director will fully vest 6-months from the grant date.

Vesting terms D - Based upon organizational milestones.

The following table summarizes information concerning stock options outstanding as at July 31, 2020.

Exercise price	Number outstanding	Weighted average remaining life (years)	Number exercisable	Weighted average remaining life (years)
$0.58-$2.69	11,371,022	8.87	2,769,874	6.08
$3.30-$6.54	12,100,157	6.21	6,002,653	7.85
$7.13-$8.50	6,302,656	8.53	1,547,062	8.44
$8.84-$17.37	240,868	1.67	220,285	1.74
	30,014,703		10,539,874

Restricted Share Units ("RSUs")

Under the Omnibus Plan, the Board of Directors is authorized to issue RSUs up to 10% of the issued and outstanding common shares, inclusive of the outstanding stock options. At the time of issuance, the Board of Directors establishes conversion values and expiry dates, which are up to 10 years from the date of issuance. The restriction criteria of the units are at the discretion of the Board of Directors and from time to time may be inclusive of Company based performance restrictions, employee-based performance restrictions or no restrictions to the units.

The following table summarizes RSU activity during the year ended July 31, 2020 and the year ended July 31, 2019.

	July 31, 2020		July 31, 2019
	Units	Value of units	Units	Value of units
Opening balance	—	$—	—	$—
Granted	2,438,548	2.13	—	—
Forfeited	(90,114)	2.94	—	—
Closing balance	2,348,434	$2.10	—	$—

The following table summarizes the RSUs granted during the year ended July 31, 2020. No RSUs were issued in the year ended July 31, 2019.

		RSUs granted
Grant date	Unit value	Executive and directors	Non-executive employees	Vesting terms	Expiry period
October 29, 2019	$0.53 - $1.16	1,428,449	—	Terms A, B	10 years
June 26, 2020	$0.71	1,010,101	—	Terms A	10 years

Vesting terms A - One-third of the units vest on each of the one-year anniversaries for the first three years after the grant date.

Vesting terms B - The units vest in full on the third-year anniversary after the grant date.

Share-based Compensation

For the year ended July 31, 2020, the Company realized $31,896 (July 31, 2019 - $29,732), in total share-based compensation (expensed and capitalized), $406 (July 31, 2019 - $nil) of which was derived from RSUs. Share-based compensation is measured at fair value at the date of grant and are expensed over the vesting period (See Note 25 for share-based compensation allocation by expense group). In determining the amount of share-based compensation, the Company used the Black-Scholes-Merton option pricing model to establish the fair value of stock options and RSUs granted at grant date by applying the following assumptions:

	July 31, 2020	July 31, 2019
Exercise price (weighted average)	$6.51	$5.99
Stock price (weighted average)	$6.61	$6.11
Risk-free interest rate (weighted average)	1.79%	2.11%
Expected life (years) of options (weighted average)	5	5
Expected annualized volatility (weighted average)	75%	69%

Volatility was estimated using the average historical volatility of the Company and comparable companies in the industry that have trading history and volatility history.

For the year ended July 31, 2020, the Company allocated to inventory $6,105 (July 31, 2019 - $1,724) of share-based compensation applicable to direct and indirect labour in the cultivation and production process.

The cash-settled share-based compensation liability is presented in Other liabilities. The following table summarizes the Company's equity-settled and cash-settled share-based payments for the year ended July 31, 2020 and 2019.

For the year ended	July 31, 2020	July 31, 2019
Stock option share-based compensation	$31,503	$29,793
RSU share-based compensation	—	—
Total equity-settled share-based compensation	31,503	29,793

RSU share-based compensation	393	—
Total cash-settled share-based compensation	$393	$—